GOODWILL AND INTANGIBLES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 [1]	Dec. 31, 2024	Dec. 31, 2023
GOODWILL [Abstract]
Goodwill Impairment	$ 44,829	$ 44,829
Amortization expense			$ 2,617	$ 2,620
Estimated amortization expenses for 2025			$ 263

[1]	The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.